Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of the Company’s Future Contractual Obligations and Commitments Relating to Its Facilities Leases

The following is a summary of the Company’s future contractual obligations and commitments relating to its facilities lease as at December 31, 2025 (in thousands):

Operating Lease
Obligation
2026	$18
2027	2
Thereafter	—
Total future minimum lease obligation	$20
Less imputed interest	—
Total	$20